Note 1 - Basis of Presentation and General Information - Customer Concentration Risk (Details) - Customer Concentration Risk [Member] - Revenue from Contract with Customer Benchmark [Member]	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Major Customer A [Member]
Concentration risk percentage	13.00%	18.00%
Major Customer B [Member]
Concentration risk percentage	19.00%	21.00%
Major Customer C [Member]
Concentration risk percentage	8.00%	14.00%
Major Customer D [Member]
Concentration risk percentage	8.00%	15.00%
Major Customer E [Member]
Concentration risk percentage	7.00%	13.00%
Major Customers A, B, C, D and E [Member]
Concentration risk percentage	55.00%	81.00%